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                                         NEW YORK LIFE INSURANCE COMPANY
                                         51 Madison Avenue
                                         New York, NY 10010
                                         Bus: 212-576-7554
                                         Fax: 212-447-4268
                                         E-Mail: Marijo_F_Murphy@newyorklife.com
                                         www.newyorklife.com

                                         MARIJO F. MURPHY
                                         Assistant General Counsel

VIA EDGAR

May 21, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      New York Life Insurance and Annuity Corporation
         Variable Universal Life Separate Account - I
         File No. 333-102674

Commissioners:

         On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information that Registrant would have filed pursuant to Rule 497(b) would not have differed from that filed on April 21, 2003 as part of the Registrant's most recent amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 21, 2003.

         If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7554.

                                                       Very truly yours,

                                                       /s/ Marijo F. Murphy

                                                       Marijo F. Murphy
                                                       Assistant General Counsel